UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_12/31/08________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  1/15/09
   [Signature]               [City, State]
[Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 124

Form 13F Information Table Value Total: $  353,537
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Co                          COM              88579y101      183     3180 SH       SOLE                     3180
                                                               422     7330 SH       OTHER   1,2,3                     7330
Abercrombie & Fitch ClA        COM              002896207     1369    59350 SH       SOLE                    59350
                                                              1502    65090 SH       OTHER   1,2,3                    65090
Alcoa Inc                      COM              013817101       71     6280 SH       SOLE                     6280
                                                                72     6380 SH       OTHER   1,2,3                     6380
Allstate Corp                  COM              020002101      828    25265 SH       SOLE                    25265
                                                              1284    39206 SH       OTHER   1,2,3                    39206
Altria Group Inc.              COM              02209s103      234    15540 SH       SOLE                    15540
                                                               256    17020 SH       OTHER   1,2,3                    17020
Amgen Inc                      COM              031162100     2283    39526 SH       SOLE                    39526
                                                              2494    43192 SH       OTHER   1,2,3                    43192
Anadarko Petroleum             COM              032511107      543    14095 SH       SOLE                    14095
                                                               742    19235 SH       OTHER   1,2,3                    19235
Bank Amer Corp                 COM              060505104      760    54009 SH       SOLE                    54009
                                                               687    48824 SH       OTHER   1,2,3                    48824
Boeing Co                      COM              097023105      457    10710 SH       SOLE                    10710
                                                               584    13690 SH       OTHER   1,2,3                    13690
Brinker International Inc      COM              109641100      401    38000 SH       SOLE                    38000
                                                               466    44200 SH       OTHER   1,2,3                    44200
Chevron Corp                   COM              166764100     1232    16655 SH       SOLE                    16655
                                                              1173    15855 SH       OTHER   1,2,3                    15855
Christopher & Banks Cp         COM              171046105      488    87150 SH       SOLE                    87150
                                                               663   118429 SH       OTHER   1,2,3                   118429
Cigna Corp                     COM              125509109      390    23125 SH       SOLE                    23125
                                                               527    31295 SH       OTHER   1,2,3                    31295
Cimarex Energy Co              COM              171798101      592    22100 SH       SOLE                    22100
                                                               706    26350 SH       OTHER   1,2,3                    26350
Citigroup Inc                  COM              172967101      399    59414 SH       SOLE                    59414
                                                               584    86960 SH       OTHER   1,2,3                    86960
Comcast Corp New Cl A          COM              20030N101     1435    85038 SH       SOLE                    85038
                                                              1660    98355 SH       OTHER   1,2,3                    98355
Conocophillips                 COM              20825C104     1677    32375 SH       SOLE                    32375
                                                              1774    34255 SH       OTHER   1,2,3                    34255
Dell Inc                       COM              24702r101      128    12508 SH       SOLE                    12508
                                                                47     4595 SH       OTHER   1,2,3                     4595
Dollar Tree Inc                COM              256746108      243     5840 SH       SOLE                     5840
                                                               184     4410 SH       OTHER   1,2,3                     4410
Emulex Corp Com New            COM              292475209      280    40060 SH       SOLE                    40060
                                                               302    43240 SH       OTHER   1,2,3                    43240
Erie Indemnity Class B         COM              29530P201   211330     2340 SH       OTHER                             2340
Fedex Corp Com                 COM              31428X106      664    10345 SH       SOLE                    10345
                                                               802    12505 SH       OTHER   1,2,3                    12505
Goldman Sachs                  COM              38141G104      891    10562 SH       SOLE                    10562
                                                               860    10185 SH       OTHER   1,2,3                    10185
Integrated Device Tech         COM              458118106      277    49360 SH       SOLE                    49360
                                                               351    62540 SH       OTHER   1,2,3                    62540
Intel Corp                     COM              458140100      147    10028 SH       SOLE                    10028
International Paper Co.        COM              460146103      496    42010 SH       SOLE                    42010
                                                               518    43870 SH       OTHER   1,2,3                    43870
J P Morgan Chase               COM              46625H100     1156    36651 SH       SOLE                    36651
                                                              1420    45038 SH       OTHER   1,2,3                    45038
Johnson & Johnson              COM              478160104     1705    28495 SH       SOLE                    28495
                                                              1659    27735 SH       OTHER   1,2,3                    27735
Kemet Corp                     COM              488360108        5    18055 SH       SOLE                    18055
                                                                 0      551 SH       OTHER                              551
Kohl's Corp                    COM              500255104     1633    45110 SH       SOLE                    45110
                                                              1580    43643 SH       OTHER   1,2,3                    43643
Lilly Eli & Co                 COM              532457108      936    23235 SH       SOLE                    23235
                                                              1364    33870 SH       OTHER   1,2,3                    33870
Loews Corp                     COM              540424108      226     7990 SH       SOLE                     7990
                                                               231     8180 SH       OTHER   1,2,3                     8180
Lowe's Companies Inc           COM              548661107      866    40225 SH       SOLE                    40225
                                                              1074    49900 SH       OTHER   1,2,3                    49900
Marathon Oil                   COM              565849106      595    21740 SH       SOLE                    21740
                                                               543    19830 SH       OTHER   1,2,3                    19830
Merck & Co Inc                 COM              589331107      284     9350 SH       SOLE                     9350
                                                               330    10857 SH       OTHER   1,2,3                    10857
Micron Technology Inc          COM              595112103      236    89380 SH       SOLE                    89380
                                                               313   118724 SH       OTHER   1,2,3                   118724
Morgan Stanley                 COM              617446448      220    13685 SH       SOLE                    13685
                                                               236    14704 SH       OTHER   1,2,3                    14704
Norfolk Southern               COM              655844108     1186    25210 SH       SOLE                    25210
                                                              1075    22840 SH       OTHER   1,2,3                    22840
Omnivision Technologies        COM              682128103      513    97745 SH       SOLE                    97745
                                                               570   108530 SH       OTHER   1,2,3                   108530
Partnerre Ltd                  COM              G6852T105      320     4485 SH       SOLE                     4485
                                                               484     6790 SH       OTHER   1,2,3                     6790
Pfizer Inc                     COM              717081103     2136   120586 SH       SOLE                   120586
                                                              2060   116344 SH       OTHER   1,2,3                   116344
Photronics Inc                 COM              719405102      314   161251 SH       SOLE                   161251
                                                               337   172952 SH       OTHER   1,2,3                   172952
Plantronics Inc New            COM              727493108      874    66245 SH       SOLE                    66245
                                                               961    72820 SH       OTHER   1,2,3                    72820
Seacor Holdings, Inc.          COM              811904101      589     8830 SH       SOLE                     8830
                                                               707    10605 SH       OTHER   1,2,3                    10605
Seagate Tech Hldgs             COM              G7945J104      442    99730 SH       SOLE                    99730
                                                               411    92695 SH       OTHER   1,2,3                    92695
Southwest Airlines Co          COM              844741108      701    81285 SH       SOLE                    81285
                                                               763    88530 SH       OTHER   1,2,3                    88530
Sovereign Bancorp Inc          COM              845905108       35    11835 SH       OTHER                            11835
Suntrust Banks Inc             COM              867914103      244     8250 SH       SOLE                     8250
                                                               364    12315 SH       OTHER   1,2,3                    12315
Time Warner Inc                COM              887317105      250    24859 SH       SOLE                    24859
                                                               245    24350 SH       OTHER   1,2,3                    24350
Verizon Comm                   COM              92343V104     1110    32745 SH       SOLE                    32745
                                                              1185    34958 SH       OTHER   1,2,3                    34958
Wal-Mart Stores Inc            COM              931142103     2175    38806 SH       SOLE                    38806
                                                              1787    31875 SH       OTHER   1,2,3                    31875
Walgreen Co                    COM              931422109     2281    92470 SH       SOLE                    92470
                                                              2397    97155 SH       OTHER   1,2,3                    97155
Watson Pharmaceuticals         COM              942683103      945    35550 SH       SOLE                    35550
                                                               793    29860 SH       OTHER   1,2,3                    29860
Wyeth                          COM              983024100      584    15565 SH       SOLE                    15565
                                                              1092    29110 SH       OTHER   1,2,3                    29110
ADR BP PLC                     ADR              055622104      218     4667 SH       SOLE                     4667
ADR Royal Dutch Shell Plc Spon ADR              780259206      980    18518 SH       SOLE                    18518
                                                                50      950 SH       OTHER   1,2,3                      950
Midcap SPDR Trust Ser 1                         595635103      379 3900.000000SH     SOLE              3900.000000
SPDR Trust Series 1                             78462F103    16665 184674.000000SH   SOLE            184674.000000
                                                              7814 86596.000000SH    OTHER   1,2,3               86596.000000
Vanguard Total Stock Market VI                  922908769     1039 23219.000000SH    SOLE             23219.000000
iShares Russel 2000                             464287655      244 4947.000000SH     SOLE              4947.000000
iShares Tr Rusl 2000 Grow                       464287648      580 11400.000000SH    SOLE             11400.000000
Spdr Series Trust Lehmn Intl E                  78464A516      315     5799 SH       SOLE                     5799
iShares Barclays Aggregate Bon                  464287226     2064    19807 SH       SOLE                    19807
iShares GS $ InvesTop Corp Bd                   464287242     1226    12062 SH       SOLE                    12062
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      467     5513 SH       SOLE                     5513
Vanguard Intl Eqty Idx Emr Mkt                  922042858      589    25010 SH       SOLE                    25010
iShares Inc MSCI Japan                          464286848      264    27595 SH       SOLE                    27595
iShares MSCI EAFE                               464287465    25625   571211 SH       SOLE                   571211
                                                               424     9455 SH       OTHER                             9455
iShares MSCI EMRG                               464287234     1542    61758 SH       SOLE                    61758
                                                                55     2194 SH       OTHER                             2194